Currency Gains / (Losses) - Summary of Currency Gains and Losses Included in Income from Operations (Detail) - EUR (€) € in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018
Analysis of income and expense [line items]
Currency gains /(losses)	€ (2)	€ 6	€ 2	€ 6
Realized exchange (losses) / gains on foreign currency derivatives - net		(1)	1	1
Unrealized (losses) / gains on foreign currency derivatives - net	(1)	4	1	3
Exchanges (losses) / gains from the remeasurement of monetary assets and liabilities - net	(1)	3		2
Revenue [member]
Analysis of income and expense [line items]
Currency gains /(losses)	(1)	1	(2)	3
Cost of sales [member]
Analysis of income and expense [line items]
Currency gains /(losses)		2
Other (losses) / gains - net [member]
Analysis of income and expense [line items]
Currency gains /(losses)	€ (1)	€ 3	€ 4	€ 3